Borrowings - Additional Information (Detail) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)		Jan. 01, 2018 EUR (€)	[1]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 9,307		€ 12,061	[1]	€ 13,635
Borrowings at fair value	9,783		12,421
Difference between the contractually required payment at maturity date and the carrying amount	40		(8)
Operational funding [member]
Disclosure of detailed information about borrowings [Line Items]
Decrease in borrowing capacity	2,700		1,100
Redemption of debt	1,400	$ 1,540
Borrowings	7,562		10,287
Principal amount	€ 500
Coupon rate	0.625%
FHLB advances [member] | Operational funding [member]
Disclosure of detailed information about borrowings [Line Items]
Decrease in borrowing capacity	€ 1,700		700
Other [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings at fair value	461		536
Negative credit spread on income before tax	1		(1)
Negative credit spread on stockholder equity	1		(3)
Cumulative negative credit spread on cumulative income before tax	28		26
Other [member] | Operational funding [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	8		12
SAECURE 13" RMBS Note [member] | Operational funding [member]
Disclosure of detailed information about borrowings [Line Items]
Redemption of debt			700
Other mortgages funding [member] | Operational funding [member]
Disclosure of detailed information about borrowings [Line Items]
Decrease in borrowing capacity	500		500
SAECURE 16" RMBS Note [member] | Operational funding [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 512		€ 875
Expected weighted average life	4 years 9 months 18 days	4 years 9 months 18 days	4 years 1 month 6 days
Coupon rate	3 month Euribor plus 40bps.	3 month Euribor plus 40bps.	3 month Euribor plus 40bps
Seacure14 [Member] | Operational funding [member]
Disclosure of detailed information about borrowings [Line Items]
Redemption of debt	€ 900

[1]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies for details about this change.